LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES
Schedule of other information related to leases

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term
Operating leases	—	0.21	years
Weighted-average discount rate
Operating leases	—	2.85%

Schedule of future minimum rental payments required under the operating leases

	December 31, 2024	December 31, 2023
Lease liabilities – current	$—	$12,750
Total future minimum lease payments	—	12,750
Less imputed interest	—	(60)
Total	$—	$12,690